Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a company incorporated in Cyprus and owned by certain former non-executive management of Velti (Starcapital). These divested assets are characterized by long revenue collection cycles, are located in troubled economies and have heavy capital expenditure requirements. Following completion of the sale of assets to Starcapital, we will continue to consolidate Starcapital because it is considered a VIE and we are considered the primary beneficiary (see footnote 8). Notwithstanding this characterization, Starcapital engages in a business activity separate from our business, and its operating and financial results are reviewed by Starcapital's chief executive officer and not by us. As a result, Starcapital is considered an operating segment, separate from our operating segment.
Our business is conducted in a single operating segment. Our chief operating decision maker (CODM), who is also our chief executive officer, reviews a single set of operating results and financial information of the entire organization, exclusive of Starcapital, in order to make decisions about allocating resources and assessing performance. Our CODM manages our business based primarily on broad functional categories of sales, marketing, software and technology platform development and strategy.
Starcapital's and our operating segments have similar economic characteristics and exhibit similar long-term financial performance. We are continuing to offer some products and services that are substantially identical product and services offered by Starcapital, a portion of our customer base overlaps with the Starcapital customer base, each company delivers its products and services to its customers in a similar manner, and each company is subject to a similar regulatory environment. As a result, our and Starcapital's operating segments have been aggregated into one reportable segment.
We conduct our business in three geographical areas: Europe, Americas, and Asia/Africa. The following table provides revenue by geographic area. Revenue from customers for whom we provide services in multiple locations is reported in the location of the respective customer's domicile; revenue from customers for whom we provide services in a single or very few related locations is reported in the location of the respective customer's place of operations.

Revenue	Year Ended December 31,
	2012		2011		2010
	(in thousands, except percentages)
Europe:
United Kingdom	$74,731	27.6%	$37,758	20.0%	$34,105	29.3%
All other European countries	97,799	36.2%	86,318	45.6%	55,299	47.6%
Total Europe	172,530	63.8%	124,076	65.6%	89,404	76.9%
Americas	63,597	23.5%	41,114	21.7%	9,150	7.9%
Asia/Africa	34,217	12.7%	24,012	12.7%	17,715	15.2%
Total revenue	$270,344	100.0%	$189,202	100.0%	$116,269	100.0%

The vast majority of our long-lived assets are located in Europe, primarily U.K. and Greece. Long-lived assets consist of property and equipment, net of related accumulated depreciation.